Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,252	$ 21,986
Short-term bank deposits	31,221	31,164
Other current assets	2,044	1,697
Total current assets	46,517	54,847
Non-current assets:
Restricted bank deposits	360	362
Long-term prepaid expenses	164	182
Funds in respect of employee rights upon retirement	407	415
Property, plant and equipment, net	6,949	6,847
Operating lease right-of-use assets	1,892	2,008
Total non-current assets	9,772	9,814
Total assets	56,289	64,661
Accounts payable and accruals:
Trade	6,188	4,331
Other	3,799	4,408
Deferred revenue	546	658
Current maturity of operating leases liability	516	529
Total current liabilities	11,049	9,926
Non-current liabilities:
Liability for employee rights upon retirement	580	546
Operating lease liability	1,657	1,823
Other non-current liability	205	188
Total non-current liabilities	2,442	2,557
Total liabilities	13,491	12,483
Ordinary shares subject to possible redemption, 615,366 shares at redemption value (see note 4)		1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of March 31, 2022 and December 31, 2021, 150,000,000 shares; issued and outstanding as of March 31, 2022 and December 31, 2021 69,337,312 and 68,711,584 shares, respectively (excluding -0- and 615,366 shares subject to possible redemption, as of March 31, 2022 and December 31, 2021, respectively)	173	171
Additional paid in capital	311,999	309,355
Warrants	3,127	3,127
Accumulated deficit	(272,501)	(262,073)
Total equity	42,798	50,580
Total liabilities and equity	$ 56,289	$ 64,661